Assets held for sale	12 Months Ended
Dec. 31, 2022
Assets Held For Sale [Abstract]
Assets held for sale

Note 16	Assets held for sale

On March 1, 2022, we completed the previously announced sale of our wholly-owned subsidiary Createch, a consulting business that specializes in the optimization of business processes and implementation of technological solutions, which was included in our Bell Wireline segment. We recorded cash proceeds of $54 million and a gain on sale of $39 million (before tax expense of $2 million) in Other (expense) income.

Our results for the years ended December 31, 2022 and 2021 included Createch revenue of $10 million and $64 million and net earnings of nil and $5 million, respectively.

The assets and liabilities of Createch were presented as held for sale in our statement of financial position at December 31, 2021, measured at their carrying amount, which is lower than the estimated fair value less costs to sell. Property, plant and equipment and intangible assets included in assets held for sale were no longer depreciated or amortized effective December 2021.

The following table summarizes the carrying value of the assets and liabilities that are classified as held for sale at December 31, 2021.

2021
Trade and other receivables	29
Contract costs	4
Prepaid expenses	1
Property, plant and equipment	2
Intangible assets	1
Other non-current assets	7
Goodwill	6
Total assets held for sale	50
Trade payables and other liabilities	18
Contract liabilities	7
Deferred tax liabilities	5
Other non-current liabilities	5
Total liabilities held for sale	35
Net assets held for sale	15